DEAN WITTER DEVELOPING GROWTH SECURITIES TRUST     Two World Trade Center, New
LETTER TO THE SHAREHOLDERS March 31, 1998          York, New York 10048


DEAR SHAREHOLDER:

The past six months have been volatile for Dean Witter Developing Growth Securities and for small-cap stocks in general. At the beginning of this period the most significant issue was the economic difficulties in Asia. Uncertainty over the short-term viability of those economies had investors running to the relative safety of domestic blue-chip stocks. This "flight to safety" negatively affected technology stocks as well as those of companies that had business in Asia. While the Fund had already been actively reducing its exposure to technology, the Asian flu spread swiftly and had an adverse impact on the Fund.

Fortunately, the economic environment improved as we entered 1998. Small caps in particular saw improved returns, fueled by the realization in the market that solid small-cap growth companies could be acquired at attractive valuations. The lack of liquidity in this sector worked in the Fund's favor during this time because prices were driven higher by strong demand to own many of these high-quality small-cap issues. In addition, consumer spending, especially for home-related products, was strong in the first quarter of 1998, which drove a number of the Fund's holdings higher.

PERFORMANCE

For the six months ended March 31, 1998, the Fund's Class B shares posted a total return of 4.79 percent versus 17.21 percent, 4.22 percent and 6.37 percent, respectively, for the Standard & Poor's 500 Composite Stock Index (S&P 500), the Lipper Small Cap Funds Index and the Russell 2000 Index. For the same period, the Fund's Class A, C and D shares had total returns of 5.16 percent, 4.79 percent and 5.28 percent, respectively. The performance of the Fund's four share classes varies because of differing charges and expenses.

The Fund trailed the Russell 2000 Index because of that index's heavy weighting in financial stocks, which performed particularly well during the

DEAN WITTER DEVELOPING GROWTH SECURITIES TRUST
LETTER TO THE SHAREHOLDERS March 31, 1998, continued


last quarter of 1997. However, the Fund did significantly outperform the Russell 2000 Growth Index (a sub-index of the Russell 2000 that measures the performance of the index's growth securities); this index returned 2.71 percent for the six months ended March 31, 1998. Consumer discretionary stocks, the fourth-strongest-performing sector within the Russell 2000 Growth Index, was the highest contributing sector on a weighted basis within Dean Witter Developing Growth Securities. The Fund's weighting in consumer discretionary issues was 32.5 percent, significantly higher than that for the Russell 2000 Growth Index.

On March 31, 1998, the Fund had about $882 million in net assets. Ninety percent of the Fund's holdings had market caps of less than 1.5 billion dollars, with a weighted market cap of less than $1 billion.

PORTFOLIO STRATEGY

Companies selected for the Fund's portfolio must have a sound business model and have the potential to grow earnings by at least 20 percent annually. The Fund will continue to invest heavily in initial public offerings (nearly two-thirds of the Fund's holdings are companies that have come to the market within the last five years). The Fund focuses on companies with favorable risk/reward ratios (which can be in the form of better-than-expected earnings or currently undervalued growth stocks), strong management teams, unique products or services, and the existence of insider buying.

LOOKING AHEAD

There are a number of concerns looming on the immediate horizon: the Asian financial crisis, the Year 2000 computer problem, high investor expectations and higher-than-average P/E multiples in the market. However, we believe there is room for opportunity, especially in the small-cap segment of the market. Many analysts estimate that small-cap earnings will be quite strong this year, coming in at more than 20 percent versus 8 percent for the S&P
500. Relative multiples on small-cap growth stocks versus the overall market are back to early 1997 levels and are nearly at 20-year relative lows. Dean Witter Developing Growth Securities closed this reporting period with P/Es for 1997 and 1998 of 23 and 17, respectively, some of the Fund's lowest relative multiples on record.

DEAN WITTER DEVELOPING GROWTH SECURITIES TRUST
LETTER TO THE SHAREHOLDERS March 31, 1998, continued


We appreciate your support of Dean Witter Developing Growth Securities and look forward to continuing to serve your investment needs and objectives.


Very truly yours,

/s/ Charles A. Fiumefreddo

CHARLES A. FIUMEFREDDO
Chairman of the Board

DEAN WITTER DEVELOPING GROWTH SECURITIES TRUST
PORTFOLIO OF INVESTMENTS March 31, 1998 (unaudited)

 NUMBER OF
  SHARES                                                                          VALUE
--------------------------------------------------------------------------------------------
             COMMON STOCKS (96.3%)
             Advertising (2.8%)
    90,000   Abacus Direct Corp.* ............................................  $ 4,590,000
   146,100   CKS Group, Inc.* ................................................    2,730,244
   128,900   HA-LO Industries, Inc.* .........................................    4,503,444
   250,000   Outdoor Systems, Inc.* ..........................................    8,765,625
   100,000   Valassis Communications, Inc.* ..................................    4,100,000
                                                                              --------------
                                                                                 24,689,313
                                                                              --------------
             Aerospace (1.8%)
   100,000   AirNet Systems, Inc.* ...........................................    2,900,000
   130,000   Aviation Sales Co.* .............................................    5,330,000
   130,000   Howmet International, Inc.* .....................................    2,323,750
   120,600   Triumph Group, Inc.* ............................................    5,351,625
                                                                              --------------
                                                                                 15,905,375
                                                                              --------------
             Airlines (1.4%)
   300,000   Linea Aerea Nacional Chile S.A. (ADR)(Chile)* ...................    4,125,000
    85,000   Midway Airlines, Corp.* .........................................    1,593,750
   140,000   Midwest Express Holdings, Inc.* .................................    6,860,000
                                                                              --------------
                                                                                 12,578,750
                                                                              --------------
             Auto Parts - Equipment (1.0%)
   120,000   Citation Corp.* .................................................    2,670,000
   200,000   Delco Remy International, Inc.* .................................    3,037,500
    75,000   Tower Automotive, Inc.* .........................................    3,375,000
                                                                              --------------
                                                                                  9,082,500
                                                                              --------------
             Biotechnology (2.9%)
   194,000   BioChem Pharma, Inc. (Canada)* ..................................    4,680,250
   114,000   Gilead Sciences, Inc.* ..........................................    4,096,875
   100,000   IDEC Pharmaceuticals Corp.* .....................................    4,425,000
   250,000   Medco Research, Inc.* ...........................................    4,218,750
    55,000   PathoGenesis Corp.* .............................................    1,835,625
   150,000   Pharmacopeia, Inc.* .............................................    2,793,750
   115,000   Vertex Pharmaceuticals, Inc.* ...................................    3,651,250
                                                                              --------------
                                                                                 25,701,500
                                                                              --------------
             Broadcast Media (0.9%)
   135,000   Jacor Communications, Inc.* .....................................    7,973,437
                                                                              --------------

             Business Services (6.0%)
   183,000   Concord EFS, Inc.* ..............................................    6,313,500
    93,000   Dendrite International, Inc.* ...................................    2,650,500
   122,100   Hagler Bailly, Inc.* ............................................    3,052,500
   254,000   LCC International, Inc. (Class A)* ..............................    5,016,500
   397,000   Medaphis Corp.* .................................................    4,143,687
   140,000   Metzler Group, Inc.* ............................................    6,956,250
   100,000   National Data Corp.  ............................................  $ 4,156,250
   215,000   Pegasus Systems, Inc.* ..........................................    5,522,812
   170,000   Saville Systems Ireland PLC (ADR)(Ireland)* .....................    8,585,000
   175,000   The Bisys Group, Inc.* ..........................................    6,135,937
                                                                              --------------
                                                                                 52,532,936
                                                                              --------------
             Commercial Services (4.3%)
   150,000   CCC Information Services Group, Inc.* ...........................    4,068,750
   165,000   Checkfree Holdings Corp.* .......................................    3,630,000
   112,000   Coinmach Laundry Corp.* .........................................    2,380,000
   190,000   Iron Mountain, Inc.* ............................................    7,053,750
   196,000   Lason, Inc.* ....................................................    7,252,000
   228,600   LECG, Inc.* .....................................................    2,800,350
    65,000   Pittway Corp. (Class A) .........................................    4,680,000
   178,000   Quanta Services, Inc.* ..........................................    2,948,125
   300,000   Vestcom International, Inc.* ....................................    3,112,500
                                                                              --------------
                                                                                 37,925,475
                                                                              --------------
             Computer Services (3.2%)
   100,000   DST Systems, Inc.* ..............................................    5,256,250
   116,000   Information Management Resources, Inc.* .........................    6,800,500
    86,000   Keane, Inc.* ....................................................    4,859,000
    70,500   New Era of Networks, Inc.* ......................................    1,700,812
   165,000   PRT Group Inc.* .................................................    1,608,750
   190,000   Safeguard Scientifics, Inc.* ....................................    7,148,750
    38,900   USWeb Corp.* ....................................................      858,231
                                                                              --------------
                                                                                 28,232,293
                                                                              --------------
             Computer Software (5.5%)
    40,000   Arbor Software Corp.* ...........................................    1,835,000
   240,000   AXENT Technologies, Inc.* .......................................    7,290,000
   256,000   BEA Systems, Inc.* ..............................................    7,200,000
    77,000   Credit Management Solutions, Inc.* ..............................      625,625
   100,000   Dr Solomon's Group PLC (ADR)(United Kingdom)* ...................    3,137,500
   190,000   Learning Company, Inc.* .........................................    4,393,750
   200,000   Quickturn Design System, Inc.* ..................................    2,037,500
    80,900   RealNetworks, Inc.* .............................................    2,325,875
   132,300   Security Dynamics Technologies, Inc.* ...........................    5,424,300
   180,000   Symantec Corp.* .................................................    4,848,750
    75,000   Veritas Software Corp.* .........................................    4,425,000
   120,000   Visio Corp* .....................................................    5,115,000
                                                                              --------------
                                                                                 48,658,300
                                                                              --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

                                       4

DEAN WITTER DEVELOPING GROWTH SECURITIES TRUST
PORTFOLIO OF INVESTMENTS March 31, 1998 (unaudited) continued


 NUMBER OF
  SHARES                                                                          VALUE
--------------------------------------------------------------------------------------------
             Computer Software & Services (4.4%)
   155,000   American Management Systems, Inc.* ..............................  $ 4,243,125
   200,000   Business Objects S.A. (ADR)(France)* ............................    3,000,000
   189,000   CACI International Inc. (Class A)* ..............................    4,122,562
    94,000   Computer Management Sciences, Inc.* .............................    2,555,625
    63,000   Deltek Systems, Inc.* ...........................................    1,118,250
    23,000   Digital Lightwave, Inc.* ........................................      140,156
    50,000   Intuit, Inc.* ...................................................    2,418,750
   100,000   IONA Technologies PLC (ADR)(Ireland)* ...........................    3,162,500
   100,000   J.D. Edwards & Co.* .............................................    3,262,500
   400,000   MAPICS, Inc.* ...................................................    7,050,000
    82,000   Simulation Sciences, Inc.* ......................................      799,500
   200,000   Software AG Systems, Inc.* ......................................    5,300,000
   100,000   Summit Design, Inc.* ............................................    1,475,000
                                                                              --------------
                                                                                 38,647,968
                                                                              --------------
             Computers (0.5%)
    80,000   Extended Systems Inc.* ..........................................      660,000
   160,000   National Computer Systems, Inc. .................................    3,580,000
                                                                              --------------
                                                                                  4,240,000
                                                                              --------------
             Distributors - Consumer Products (0.4%)
             JLK Direct Distribution Inc.
    88,100   (Class A)* ......................................................    3,364,319
                                                                              --------------

             Drugs (1.7%)
   133,500   Alpharma Inc. (Class A) .........................................    2,895,281
   111,000   Medicis Pharmaceutical Corp. (Class A)* .........................    4,842,375
   184,000   Twinlab Corp.* ..................................................    7,440,500
                                                                              --------------
                                                                                 15,178,156
                                                                              --------------
             Education (0.5%)
   140,000   Education Management Corp.* .....................................    4,707,500
                                                                              --------------

             Electrical Equipment (2.3%)
   130,000   AFC Cable Systems, Inc.* ........................................    5,053,750
    55,000   Aspen Technology, Inc.* .........................................    2,248,125
   116,000   DII Group, Inc.* ................................................    2,494,000
   288,500   EFTC Corp.* .....................................................    3,678,375
   305,000   Hypercom Corp.* .................................................    4,060,312
   142,100   Identix Inc.* ...................................................    1,207,850
    75,000   Telxon Corp.  ...................................................    1,978,125
                                                                              --------------
                                                                                 20,720,537
                                                                              --------------
             Entertainment (1.9%)
    60,000   Cinar Films, Inc. (Class B)(Canada)* ............................  $ 2,550,000
   100,000   Discreet Logic, Inc. (Canada)* ..................................    1,631,250
   138,500   Gemstar International Group Ltd.* ...............................    4,137,687
   150,000   Pinnacle Systems, Inc.* .........................................    5,643,750
   125,000   T-HQ, Inc.* .....................................................    2,914,062
                                                                              --------------
                                                                                 16,876,749
                                                                              --------------
             Environmental (2.1%)
   220,000   Allied Waste Industries, Inc.* ..................................    5,486,250
   325,000   ITEQ, Inc.* .....................................................    4,570,312
   185,000   Newpark Resources, Inc.* ........................................    3,376,250
   190,000   TETRA Technologies, Inc.* .......................................    4,702,500
                                                                              --------------
                                                                                 18,135,312
                                                                              --------------
             Finance & Brokerage (1.6%)
    86,733   Legg Mason, Inc.  ...............................................    5,144,351
   150,600   McDonald & Co. Investments, Inc .................................    4,499,175
   215,250   Morgan Keegan, Inc. .............................................    4,695,141
                                                                              --------------
                                                                                 14,338,667
                                                                              --------------
             Financial (2.3%)
    50,000   Alrenco, Inc.* ..................................................      996,875
    49,000   Federal Agricultural Mortgage Corp. (Class C)* ..................    2,744,000
   100,000   Finova Group Inc. ...............................................    5,887,500
   146,200   Headlands Mortgage Co.* .........................................    2,457,987
   105,000   HealthCare Financial Partners, Inc.* ............................    4,974,375
   200,000   Southern Pacific Funding Corp.* .................................    3,075,000
                                                                              --------------
                                                                                 20,135,737
                                                                              --------------
             Food Distribution (1.7%)
   278,000   Hain Food Group, Inc.* ..........................................    5,125,625
    70,000   International Home Foods, Inc.* .................................    2,327,500
   170,000   Ralcorp Holdings, Inc.* .........................................    3,527,500
   243,000   Owens & Minor, Inc. Holding Co. .................................    4,389,188
                                                                              --------------
                                                                                 15,369,813
                                                                              --------------
             Food Processing (0.6%)
   143,000   Smithfield Foods, Inc.* .........................................    4,915,625
                                                                              --------------

             Food Wholesalers (0.3%)
    69,250   Earthgrains Co.  ................................................    3,059,984
                                                                              --------------

                      SEE NOTES TO FINANCIAL STATEMENTS

                                       5

DEAN WITTER DEVELOPING GROWTH SECURITIES TRUST
PORTFOLIO OF INVESTMENTS March 31, 1998 (unaudited) continued


 NUMBER OF
  SHARES                                                                          VALUE
--------------------------------------------------------------------------------------------
             Health Services (3.6%)
    98,000   Advance Paradigm, Inc.* .........................................  $ 3,883,250
   117,000   Assisted Living Concepts, Inc.* .................................    2,530,125
   200,000   Atria Communities, Inc.* ........................................    3,825,000
   260,000   HealthPlan Services Corp.  ......................................    6,841,250
   267,000   MedPartners, Inc.* ..............................................    2,736,750
   300,000   NovaCare, Inc.* .................................................    4,462,500
   126,666   Total Renal Care Holdings, Inc.* ................................    4,219,561
   118,000   Trigon Healthcare, Inc.* ........................................    3,547,375
                                                                              --------------
                                                                                 32,045,811
                                                                              --------------
             Home Building (0.4%)
   120,000   Crossmann Communities, Inc.* ....................................    3,555,000
                                                                              --------------

             Hotels/Motels (0.0%)
    16,000   U.S. Franchise Systems, Inc. (Class A)* .........................      194,000
                                                                              --------------

             Insurance (2.7%)
   103,000   CMAC Investment Corp. ...........................................    6,875,250
   100,000   Delphi Financial Group, Inc. (Class A)* .........................    5,325,000
   119,000   ESG Re Ltd.  ....................................................    3,064,250
    55,000   Executive Risk, Inc.  ...........................................    3,918,750
    81,000   Fremont General Corp.  ..........................................    4,763,812
                                                                              --------------
                                                                                 23,947,062
                                                                              --------------
             Leisure Time (1.7%)
   142,500   Powerhouse Technologies, Inc.* ..................................    2,030,625
   210,000   Royal Olympic Cruise Lines, Inc.* ...............................    3,517,500
   140,000   Signature Resorts, Inc.* ........................................    2,765,000
   139,000   Steiner Leisure Ltd.* ...........................................    7,054,250
                                                                              --------------
                                                                                 15,367,375
                                                                              --------------
             Manufacturing - Diversified (0.8%)
   120,000   Buckeye Technologies, Inc.* .....................................    2,550,000
   170,000   Triarc Co., Inc.* ...............................................    4,462,500
                                                                              --------------
                                                                                  7,012,500
                                                                              --------------
             Medical Products & Supplies (4.5%)
   100,000   Alkermes, Inc.* .................................................    2,468,750
   130,227   ArQule, Inc.* ...................................................    2,897,551
    73,100   Cryolife, Inc.* .................................................    1,242,700
   193,000   Cytyc Corp.* ....................................................    4,728,500
   130,000   IDX Systems Corp.* ..............................................    5,590,000
   173,000   Millennium Pharmaceuticals, Inc.* ...............................    3,222,125
   246,300   Orthofix International N.V.* ....................................    3,201,900
    50,000   Safeskin Corp.* .................................................    3,687,500
    80,000   Schick Technologies, Inc.* ......................................  $ 2,005,000
   190,000   Steris Corp.* ...................................................   10,212,500
    54,700   Young Innovations, Inc.* ........................................      834,175
                                                                              --------------
                                                                                 40,090,701
                                                                              --------------
             Medical Services (1.0%)
    33,500   Lincare Holdings, Inc.* .........................................    2,353,375
    80,000   Osteotech, Inc.* ................................................    2,040,000
   375,000   Vision Twenty-One, Inc.* ........................................    4,359,375
                                                                              --------------
                                                                                  8,752,750
                                                                              --------------
             Medical Supplies (1.2%)
   175,250   Cyberonics, Inc.* ...............................................    5,564,188
   125,000   Schein (Henry), Inc.* ...........................................    5,179,688
                                                                              --------------
                                                                                 10,743,876
                                                                              --------------
             Office Equipment & Supplies (2.0%)
   100,000   Consolidated Graphics, Inc.* ....................................    5,787,500
   235,000   Mail-Well, Inc.* ................................................    8,900,625
   138,000   Viking Office Products, Inc.* ...................................    3,191,250
                                                                              --------------
                                                                                 17,879,375
                                                                              --------------
             Oil & Gas (0.5%)
    63,900   Energen Corp.  ..................................................    1,405,800
   120,000   Stolt Comex Seaway, S.A. (United Kingdom)* ......................    3,030,000
                                                                              --------------
                                                                                  4,435,800
                                                                              --------------
             Oil & Gas Drilling (0.9%)
   100,000   Cliffs Drilling Co.* ............................................    4,131,250
   130,000   Rowan Companies, Inc.* ..........................................    3,770,000
                                                                              --------------
                                                                                  7,901,250
                                                                              --------------
             Oil Equipment & Services (1.4%)
    93,400   Dril-Quip, Inc.  ................................................    3,035,500
   100,000   Key Energy Group, Inc.* .........................................    1,631,250
   100,000   Tuboscope Inc.* .................................................    1,900,000
   110,000   Veritas DGC Inc.* ...............................................    5,561,875
                                                                              --------------
                                                                                 12,128,625
                                                                              --------------
             Publishing (1.2%)
   150,000   CMP Media Inc. (Class A)* .......................................    3,768,750
             Petersen Companies, Inc.
   121,000   (Class A)* ......................................................    3,025,000
    80,000   Primark Corp.* ..................................................    3,420,000
                                                                              --------------
                                                                                 10,213,750
                                                                              --------------
             Real Estate Investment Trust (1.0%)
   158,500   Golf Trust of America, Inc.  ....................................   4,972,938
    90,000   OMEGA Healthcare Investors, Inc .................................   3,510,000
                                                                              --------------
                                                                                 8,482,938
                                                                              --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

                                       6

DEAN WITTER DEVELOPING GROWTH SECURITIES TRUST
PORTFOLIO OF INVESTMENTS March 31, 1998 (unaudited) continued


 NUMBER OF
  SHARES                                                                          VALUE
--------------------------------------------------------------------------------------------
             Recreation (0.4%)
   200,000   American Skiing Co.* ............................................  $ 3,350,000
                                                                              --------------

             Restaurants (0.3%)
   144,000   Friendly Ice Cream Corp.* .......................................    2,844,000
                                                                              --------------

             Retail (1.1%)
   208,500   Elder-Beerman Stores Corp.* .....................................    4,613,063
   190,000   Fred's, Inc.  ...................................................    4,655,000
                                                                              --------------
                                                                                  9,268,063
                                                                              --------------
             Retail - General Merchandise (0.3%)
    90,000   Cost Plus, Inc.* ................................................    2,857,500
                                                                              --------------

             Retail - Specialty (5.2%)
   110,000   1-800 CONTACTS, Inc.* ...........................................    2,200,000
   187,000   Barnes & Noble, Inc.* ...........................................    7,293,000
   138,000   Fossil, Inc.* ...................................................    4,450,500
   225,225   Garden Ridge Corp.* .............................................    4,842,338
    56,100   Goody's Family Clothing, Inc.* ..................................    2,482,425
   130,000   Guitar Center, Inc.* ............................................    3,055,000
    70,000   Linens 'N Things, Inc.* .........................................    3,845,625
   300,000   PetSmart, Inc.* .................................................    3,206,250
   129,000   Quiksilver, Inc.* ...............................................    4,611,750
   400,000   Sunglass Hut International, Inc.* ...............................    4,175,000
    92,600   Wet Seal, Inc. (Class A)* .......................................    3,507,225
    80,000   White Cap Industries, Inc.* .....................................    1,800,000
                                                                              --------------
                                                                                 45,469,113
                                                                              --------------
             Semiconductor Capital Equipment (0.6%)
   210,000   Brooks Automation, Inc.* ........................................    3,255,000
   100,000   Helix Technology Corp. ..........................................    1,962,500
                                                                              --------------
                                                                                  5,217,500
                                                                              --------------
             Semiconductor Equipment (0.4%)
   118,000   LAM Research Corp.* .............................................    3,311,375
                                                                              --------------

             Semiconductors (1.9%)
   178,500   Aeroflex Inc.* ..................................................    2,365,125
   160,000   Galileo Technology Ltd. (Israel)* ...............................    4,400,000
   180,000   Level One Communications, Inc.* .................................    4,207,500
   100,000   RF Micro Devices, Inc.* .........................................    1,450,000
    85,000   Vitesse Semiconductor Corp.* ....................................    3,995,000
                                                                              --------------
                                                                                 16,417,625
                                                                              --------------
             Shoes (0.3%)
   100,000   Wolverine World Wide, Inc.  .....................................  $ 2,825,000
                                                                              --------------

             Telecommunications (8.4%)
   107,000   Aliant Communications, Inc. .....................................    3,631,313
   135,818   CFW Communications Co.  .........................................    3,565,223
   120,000   ICG Communications, Inc.* .......................................    4,447,500
   150,000   ITC DeltaCom, Inc.* .............................................    4,809,375
   100,500   IXC Communications, Inc.* .......................................    5,703,375
   100,000   McLeodUSA, Inc. (Class A)* ......................................    4,200,000
    84,000   Metromedia Fiber Network, Inc. (Class A)* .......................    2,814,000
   250,000   Metronet Communications Corp. (Class B)* ........................    6,187,500
    81,000   MindSpring Enterprises, Inc.* ...................................    5,123,250
   133,500   NEXTLINK Communications, Inc. (Class A)* ........................    4,272,000
   103,000   NTL Inc.* .......................................................    4,429,000
    89,700   Pacific Gateway Exchange, Inc.* .................................    5,101,688
   110,000   Primus Telecommunications Group, Inc.* ..........................    3,162,500
   100,000   SmarTalk Teleservices, Inc.* ....................................    3,187,500
   115,000   Star Telecommunications, Inc.* ..................................    6,353,750
   100,000   Tel-Save Holdings, Inc.* ........................................    2,262,500
   105,000   Winstar Communications, Inc.* ...................................    4,495,313
                                                                              --------------
                                                                                 73,745,787
                                                                              --------------
             Telecommunications Equipment (3.5%)
   125,500   Anaren Microwave, Inc.* .........................................    2,761,000
   100,000   ANTEC Corp.* ....................................................    1,493,750
   195,000   Aspect Telecommunications Corp.* ................................    5,216,250
   281,000   Boston Communications Group, Inc.* ..............................    2,704,625
   249,000   FORE Systems, Inc.* .............................................    3,921,750
   167,500   GeoTel Communications Corp.* ....................................    4,627,188
   148,000   Premisys Communications, Inc.* ..................................    4,245,750
    82,650   REMEC, Inc.* ....................................................    2,365,856
    67,750   VideoServer, Inc.* ..............................................      842,641
   100,000   Xylan Corp.* ....................................................    2,437,500
                                                                              --------------
                                                                                 30,616,310
                                                                              --------------
             Truckers (0.3%)
    61,000   U S Freightways Corp.  ..........................................    2,196,000
                                                                              --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

                                       7

DEAN WITTER DEVELOPING GROWTH SECURITIES TRUST
PORTFOLIO OF INVESTMENTS March 31, 1998 (unaudited) continued


 NUMBER OF
  SHARES                                                                          VALUE
--------------------------------------------------------------------------------------------
             Wireless Communication (0.6%)
   159,300   Clearnet Communications Inc. (Class A)(Canada)* ................. $  2,240,156
   177,000   Vanguard Cellular Systems, Inc. (Class A)* ......................    3,219,326
                                                                              --------------
                                                                                  5,459,482
                                                                              --------------
             TOTAL COMMON STOCKS
             (Identified Cost $642,190,445) ..................................  849,298,814
                                                                              --------------

 PRINCIPAL
 AMOUNT IN
 THOUSANDS
-----------
             SHORT-TERM INVESTMENTS (3.4%)
             U.S. GOVERNMENT AGENCY (a) (3.1%)
             Federal Home Loan Mortgage Corp. 5.90% due 04/01/98
   $27,000   (Amortized Cost $27,000,000) ....................................   27,000,000
                                                                              --------------

             REPURCHASE AGREEMENT (0.3%)
             The Bank of New York 5.375% due 04/01/98 (dated 03/31/98;
             proceeds $2,688,256)(b)
    2,688    (Identified Cost $2,687,855) ....................................    2,687,855
                                                                              --------------
             TOTAL SHORT-TERM INVESTMENTS
             (Identified Cost $29,687,855) ...................................   29,687,855
                                                                              --------------

                                                                                  VALUE
--------------------------------------------------------------------------------------------
TOTAL INVESTMENTS
(Identified Cost $671,878,300)(c) .................................    99.7%   $878,986,669
OTHER ASSETS IN EXCESS OF
LIABILITIES........................................................     0.3       2,862,229
                                                                     -------- --------------
NET ASSETS ........................................................   100.0%   $881,848,898
                                                                     ======== ==============

--------------
ADR     American Depository Receipt.
 *      Non-income producing security.
(a) Security was purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b) Collateralized by $2,524,543 U.S. Treasury Note 6.625% due 05/15/07 valued at $2,741,612.
(c) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $219,239,898 and the aggregate gross unrealized depreciation is $12,131,529, resulting in net unrealized appreciation of $207,108,369.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER DEVELOPING GROWTH SECURITIES TRUST
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
March 31, 1998 (unaudited)

ASSETS:
Investments in securities, at value (identified cost
 $671,878,300)....................................................    $878,986,669
Receivable for:
  Investments sold................................................      12,460,274
  Shares of beneficial interest sold .............................       5,867,350
  Dividends ......................................................          89,851
Prepaid expenses and other assets ................................         202,081
                                                                     --------------
  TOTAL ASSETS ...................................................     897,606,225
                                                                     --------------
LIABILITIES:
Payable for:
  Investments purchased...........................................      13,778,291
  Plan of distribution fee........................................         750,677
  Shares of beneficial interest repurchased ......................         745,845
  Investment management fee.......................................         369,890
Accrued expenses and other payables ..............................         112,624
                                                                     --------------
  TOTAL LIABILITIES...............................................      15,757,327
                                                                     --------------
  NET ASSETS......................................................    $881,848,898
                                                                     ==============
COMPOSITION OF NET ASSETS:
Paid-in-capital...................................................    $636,544,255
Net unrealized appreciation ......................................     207,108,369
Accumulated net investment loss ..................................      (3,916,649)
Accumulated undistributed net realized gain.......................      42,112,923
                                                                     --------------
  NET ASSETS......................................................    $881,848,898
                                                                     ==============
CLASS A SHARES:
Net Assets........................................................      $4,634,628
Shares Outstanding (unlimited authorized, $.01 par value)  .......         176,752
  NET ASSET VALUE PER SHARE ......................................          $26.22
                                                                     ==============
  MAXIMUM OFFERING PRICE PER SHARE,
   (net asset value plus 5.54% of net asset value)................          $27.67
                                                                     ==============
CLASS B SHARES:
Net Assets........................................................    $871,749,880
Shares Outstanding (unlimited authorized, $.01 par value)  .......      33,427,068
  NET ASSET VALUE PER SHARE ......................................          $26.08
                                                                     ==============
CLASS C SHARES:
Net Assets........................................................      $2,732,831
Shares Outstanding (unlimited authorized, $.01 par value)  .......         104,785
  NET ASSET VALUE PER SHARE ......................................          $26.08
                                                                     ==============
CLASS D SHARES:
Net Assets........................................................      $2,731,559
Shares Outstanding (unlimited authorized, $.01 par value)  .......         104,012
  NET ASSET VALUE PER SHARE ......................................          $26.26
                                                                     ==============

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER DEVELOPING GROWTH SECURITIES TRUST
FINANCIAL STATEMENTS, continued


STATEMENT OF OPERATIONS
For the six months ended March 31, 1998 (unaudited)

NET INVESTMENT INCOME:
INCOME
Interest .........................................  $  2,250,233
Dividends (net of $2,547 foreign withholding
 tax).............................................       820,032
                                                   --------------
  TOTAL INCOME ...................................     3,070,265
                                                   --------------
EXPENSES
Plan of distribution fee (Class A shares) ........         2,738
Plan of distribution fee (Class B shares) ........     4,109,236
Plan of distribution fee (Class C shares) ........         9,439
Investment management fee.........................     2,026,867
Transfer agent fees and expenses..................       592,026
Registration fees ................................        75,296
Shareholder reports and notices ..................        48,314
Custodian fees....................................        40,992
Professional fees ................................        28,198
Trustees' fees and expenses.......................         9,124
Other.............................................         3,493
                                                   --------------
  TOTAL EXPENSES..................................     6,945,723
                                                   --------------
  NET INVESTMENT LOSS.............................    (3,875,458)
                                                   --------------
NET REALIZED AND UNREALIZED GAIN:
Net realized gain.................................    74,938,524
Net change in unrealized appreciation ............   (33,182,808)
                                                   --------------
  NET GAIN........................................    41,755,716
                                                   --------------
NET INCREASE......................................  $ 37,880,258
                                                   ==============

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER DEVELOPING GROWTH SECURITIES TRUST
FINANCIAL STATEMENTS, continued


STATEMENT OF CHANGES IN NET ASSETS

                                                          FOR THE SIX      FOR THE YEAR
                                                         MONTHS ENDED          ENDED
                                                        MARCH 31, 1998  SEPTEMBER 30, 1997*
------------------------------------------------------------------------------------------
                                                          (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment loss....................................  $ (3,875,458)     $  (9,175,906)
Net realized gain......................................    74,938,524         42,865,706
Net change in unrealized appreciation..................   (33,182,808)        84,974,039
                                                         ------------      -------------
  NET INCREASE ........................................    37,880,258        118,663,839
                                                         ------------      -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM NET REALIZED GAIN:
Class A shares.........................................      (101,496)           --
Class B shares ........................................   (73,505,455)      (113,569,438)
Class C shares ........................................      (175,858)           --
Class D shares.........................................       (22,340)           --
                                                         ------------      -------------
  TOTAL DISTRIBUTIONS..................................   (73,805,149)      (113,569,438)
                                                         ------------      -------------
Net increase from transactions in shares of beneficial
 interest .............................................    38,168,667         75,310,217
                                                         ------------      -------------
  NET INCREASE.........................................     2,243,776         80,404,618
NET ASSETS:
Beginning of period ...................................   879,605,122        799,200,504
                                                         ------------      -------------
  END OF PERIOD
  (Including accumulated net investment losses of
  $3,916,649 and $41,190, respectively)................  $881,848,898      $ 879,605,122
                                                         ============      =============

--------------
*  Class A, Class C and Class D shares were issued July 28, 1997.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER DEVELOPING GROWTH SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS March 31, 1998 (unaudited)


1. ORGANIZATION AND ACCOUNTING POLICIES

Dean Witter Developing Growth Securities Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is long-term capital growth. The Fund was organized as a Massachusetts business trust on December 28, 1982 and commenced operations on April 29, 1983. On July 28, 1997, the Fund commenced offering three additional classes of shares, with the then current shares designated as Class B shares.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase, some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York, American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price; (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not readily available, including circumstances under which it is determined by Dean Witter InterCapital Inc. (the "Investment Manager") that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

DEAN WITTER DEVELOPING GROWTH SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS March 31, 1998 (unaudited) continued


B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.50% to the portion of the daily net assets not exceeding $500 million and 0.475% to the portion of the daily net assets exceeding $500 million.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all

DEAN WITTER DEVELOPING GROWTH SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS March 31, 1998 (unaudited) continued


personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The
Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -up to 0.25% of the average daily net assets of Class A; (ii) Class B - 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C - up to 1.0% of the average daily net assets of Class
C. In the case of Class A shares, amounts paid under the Plan are paid to the Distributor for services provided. In the case of Class B and Class C shares, amounts paid under the Plan are paid to the Distributor for services provided and the expenses borne by it and others in the distribution of the shares of these Classes, including the payment of commissions for sales of these Classes and incentive compensation to, and expenses of, the account executives of Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, and others who engage in or support distribution of the shares or who service shareholder accounts, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of these shares to other than current shareholders; and preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan, in the case of Class B shares, to compensate DWR and other selected broker-dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the

DEAN WITTER DEVELOPING GROWTH SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS March 31, 1998 (unaudited) continued


Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, totaled $26,600,271 at March 31, 1998.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to account executives may be reimbursed in the subsequent calendar year. For the six months ended March 31, 1998, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.24% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended March 31, 1998, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $35, $582,359, and $1,965, respectively, and received $40,540 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended March 31, 1998 aggregated $749,667,608, and $784,739,072, respectively.

For the six months ended March 31, 1998, the Fund incurred $92,590 in brokerage commissions with DWR for portfolio transactions executed on behalf of the Fund. At March 31, 1998, the Fund's payable for investments purchased included unsettled trades with DWR of $231,750.

For the six months ended March 31, 1998, the Fund incurred brokerage commissions of $40,740 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At March 31, 1998, the Fund had transfer agent fees and expenses payable of approximately $3,800.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended March 31, 1998 included in Trustees'

DEAN WITTER DEVELOPING GROWTH SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS March 31, 1998 (unaudited) continued


fees and expenses in the Statement of Operations amounted to $1,951. At March 31, 1998, the Fund had an accrued pension liability of $41,565 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                          FOR THE SIX                     FOR THE YEAR
                                          MONTHS ENDED                        ENDED
                                         MARCH 31, 1998                SEPTEMBER 30, 1997*
                                   --------------------------     ---------------------------
                                          (UNAUDITED)
                                     SHARES         AMOUNT          SHARES         AMOUNT
                                   ---------    -------------     ----------    -------------
CLASS A SHARES
Sold ..........................      197,716    $   4,810,722         35,616    $     899,495
Reinvestment of distributions          4,011           90,052         --              --
Redeemed ......................      (60,550)      (1,542,571)           (41)          (1,100)
                                   ---------    -------------     ----------    -------------
Net increase - Class A ........      141,177        3,358,203         35,575          898,395
                                   ---------    -------------     ----------    -------------
CLASS B SHARES
Sold ..........................    7,419,944      184,692,568     14,447,649      343,330,085
Reinvestment of distributions      3,114,684       69,706,625      4,819,692      107,527,322
Redeemed ......................   (9,061,096)    (223,671,787)   (16,152,387)    (377,477,428)
                                   ---------    -------------     ----------    -------------
Net increase - Class B ........    1,473,532       30,727,406      3,114,954       73,379,979
                                   ---------    -------------     ----------    -------------
CLASS C SHARES
Sold ..........................      211,710        5,235,202         38,996        1,016,199
Reinvestment of distributions          7,586          169,775         --              --
Redeemed ......................     (153,327)      (3,724,510)          (180)          (4,719)
                                   ---------    -------------     ----------    -------------
Net increase - Class C ........       65,969        1,680,467         38,816        1,011,480
                                   ---------    -------------     ----------    -------------
CLASS D SHARES
Sold ..........................      103,857        2,418,315            786           20,363
Reinvestment of distributions            925           20,790         --              --
Redeemed ......................       (1,556)         (36,514)        --              --
                                   ---------    -------------     ----------    -------------
Net increase - Class D ........      103,226        2,402,591            786           20,363
                                   ---------    -------------     ----------    -------------
Net increase in Fund ..........    1,783,904    $  38,168,667      3,190,131    $  75,310,217
                                   =========    =============     ==========    =============

------------
* For Class A, C and D shares, for the period July 28, 1997 (issue date) through September 30, 1997.

6. FEDERAL INCOME TAX STATUS

At September 30, 1997, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales.

DEAN WITTER DEVELOPING GROWTH SECURITIES TRUST
FINANCIAL HIGHLIGHTS


Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                             FOR THE SIX
                                             MONTHS ENDED                     FOR THE YEAR ENDED SEPTEMBER 30,
                                              MARCH 31,      -----------------------------------------------------------------
                                               1998++          1997*++        1996          1995         1994          1993
------------------------------------------------------------------------------------------------------------------------------
                                             (unaudited)
CLASS B SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period  .....      $27.46         $27.71       $25.54        $17.55       $20.50        $12.20
                                                 ------         ------       ------        ------       ------        ------
Net investment loss .......................       (0.09)         (0.28)       (0.23)        (0.19)        --           (0.12)
Net realized and unrealized gain (loss)  ..        1.02           3.92         4.32          8.34        (1.82)         8.42
                                                 ------         ------       ------        ------       ------        ------
Total from investment operations ..........        0.93           3.64         4.09          8.15        (1.82)         8.30
                                                 ------         ------       ------        ------       ------        ------
Less distributions from net realized gain         (2.31)         (3.89)       (1.92)        (0.16)       (1.13)           --
                                                 ------         ------       ------        ------       ------        ------
Net asset value, end of period ............      $26.08         $27.46       $27.71        $25.54       $17.55        $20.50
                                                 ======         ======       ======        ======       ======        ======
TOTAL INVESTMENT RETURN+ ..................        4.79%(1)      16.38%       17.53%        46.87%       (8.88)%       67.95%

RATIOS TO AVERAGE NET ASSETS:
Expenses ..................................        1.68%(2)       1.68%        1.69%         1.77%        1.78%         1.84%
Net investment loss .......................       (0.94)%(2)     (1.21)%      (1.03)%       (1.04)%      (1.32)%       (1.52)%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands  ..    $871,750       $877,539     $799,201      $534,869     $340,169      $240,389
Portfolio turnover rate ...................          96%(1)        154%         149%          114%         160%          203%
Average commission rate paid ..............     $0.0568        $0.0572      $0.0571            --           --            --

------------
* Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date have been designated Class B shares.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)    Not annualized.
(2)    Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER DEVELOPING GROWTH SECURITIES TRUST
FINANCIAL HIGHLIGHTS, continued

                                                                         FOR THE PERIOD
                                                    FOR THE SIX          JULY 28, 1997*
                                                    MONTHS ENDED             THROUGH
                                                  MARCH 31, 1998++    SEPTEMBER 30, 1997++
-------------------------------------------------------------------------------------------
                                                     (unaudited)
CLASS A SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period ..........         $27.50                $24.62
                                                        ------                ------
Net investment loss ...........................          (0.02)                (0.02)
Net realized and unrealized gain ..............           1.05                  2.90
                                                        ------                ------
Total from investment operations ..............           1.03                  2.88
                                                        ------                ------
Less distributions from net realized gain .....          (2.31)                   --
                                                        ------                ------
Net asset value, end of period ................         $26.22                $27.50
                                                        ======                ======
TOTAL INVESTMENT RETURN+ ......................           5.16%(1)             11.70%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses ......................................           0.93%(2)              0.99%(2)
Net investment loss ...........................          (0.20)%(2)            (0.46)%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands .......         $4,635                  $978
Portfolio turnover rate .......................             96%(1)               154%
Average commission rate paid ..................        $0.0568               $0.0572

CLASS C SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period ..........         $27.46                $24.62
                                                        ------                ------
Net investment loss ...........................          (0.11)                (0.05)
Net realized and unrealized gain ..............           1.04                  2.89
                                                        ------                ------
Total from investment operations ..............           0.93                  2.84
                                                        ------                ------
Less distributions from net realized gain .....          (2.31)                   --
                                                        ------                ------
Net asset value, end of period ................         $26.08                $27.46
                                                        ======                ======
TOTAL INVESTMENT RETURN+ ......................           4.79%(1)              11.54%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses ......................................           1.69%(2)              1.71%(2)
Net investment loss ...........................          (0.93)%(2)            (1.19)%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands .......         $2,733                $1,066
Portfolio turnover rate .......................             96%(1)               154%
Average commission rate paid ..................        $0.0568               $0.0572

------------
*      The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)    Not annualized.
(2)    Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER DEVELOPING GROWTH SECURITIES TRUST
FINANCIAL HIGHLIGHTS, continued


                                                                         FOR THE PERIOD
                                                    FOR THE SIX          JULY 28, 1997*
                                                    MONTHS ENDED             THROUGH
                                                  MARCH 31, 1998++    SEPTEMBER 30, 1997++
-------------------------------------------------------------------------------------------
                                                     (unaudited)
CLASS D SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period  .........        $27.51                 $24.62
                                                       ------                 ------
Net investment income (loss) ..................          0.01                  (0.01)
Net realized and unrealized gain ..............          1.05                   2.90
                                                       ------                 ------
Total from investment operations ..............          1.06                   2.89
                                                       ------                 ------
Less distributions from net realized gain  ....         (2.31)                    --
                                                       ------                 ------
Net asset value, end of period ................        $26.26                 $27.51
                                                       ======                 ======
TOTAL INVESTMENT RETURN+ ......................          5.28%(1)              11.74%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses ......................................          0.70%(2)               0.70%(2)
Net investment income (loss) ..................          0.05%(2)              (0.20)%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands  ......        $2,732                    $22
Portfolio turnover rate .......................            96%(1)                154%
Average commission rate paid ..................       $0.0568                $0.0572

------------
*      The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Calculated based on the net asset value as of the last business day of the period.
(1)    Not annualized.
(2)    Annualized.

                      SEE NOTES TO FINANCIAL STATEMENTS

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
John R. Haire
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder


OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

Jayne Stevlingson
Vice President

Thomas F. Caloia
Treasurer


TRANSFER AGENT

Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311


INDEPENDENT ACCOUNTANTS

Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036


INVESTMENT MANAGER

Dean Witter InterCapital Inc.
Two World Trade Center
New York, New York 10048


The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.



DEAN WITTER
DEVELOPING
GROWTH SECURITIES



[Graphic]



SEMIANNUAL REPORT
MARCH 31, 1998